PROPERTY AND EQUIPMENT - Schedule of Property and Equipment, net (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 425,679	$ 345,961	$ 290,044
Less: Accumulated depreciation	(63,252)	(57,934)	(25,808)
Less: Impairment / Loss on disposal	(100,211)	(50,989)	(50,888)
Property and equipment, net	262,216	237,038	213,348
Corporate assets
Property, Plant and Equipment [Line Items]
Property and equipment, gross	12,150	11,093	9,625
Mining equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	165,942	172,572	78,737
WIP / construction in progress			85,000
Mining infrastructure
Property, Plant and Equipment [Line Items]
Property and equipment, gross		113,710	86,156
WIP / construction in progress			20,000
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross	16,487	12,809	10,490
WIP / Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 125,776	$ 35,777	$ 105,036